Commitments and Contingencies - Schedule of Future Lease Payments under Operating Leases (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Schedule of Future Lease Payments under Operating Leases [Abstract]
2026	¥ 195
2027	192
2028	141
2029	35
Total future lease payments	563
Less: imputed interest	11
Total lease liabilities	552
Less: current portion	199	$ 28	¥ 349
Operating lease liability, non-current	¥ 353	$ 50	¥ 587